Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%
Incurred research and development expenses	$ 646,707	$ 451,857	$ 1,287,201	$ 913,295
Owed to the company	405,315		$ 405,315		$ 286,488
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%
Incurred research and development expenses	88,847	$ 33,763	$ 121,815	$ 46,509
Owed to the company	$ 405,315		$ 405,315		$ 286,488